Income tax - Movements in deferred tax assets (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Movements
Balance as at beginning of year	$ 2,147	$ 2,095
Recognised in the income statements	(100)	(68)
Recognised in OCI	(123)	119
Set-off of deferred tax assets and deferred tax liabilities	134	1
Balance as at end of year	2,058	2,147
Parent Entity
Movements
Balance as at beginning of year	1,883	1,957
Recognised in the income statements	(38)	(74)
Recognised in OCI	(123)	119
Set-off of deferred tax assets and deferred tax liabilities	104	(119)
Balance as at end of year	$ 1,826	$ 1,883